FINANCIAL RISK MANAGEMENT	3 Months Ended
Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [abstract]
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT
The Group’s principal financial liabilities consist of loans and borrowings and trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group has trade and other receivables, cash and short-term deposits that are derived directly from its operations.
The Group is exposed to market risk, credit risk and liquidity risk. The Company’s Board of Directors manages these risks with support of the treasury function, who proposes the appropriate financial risk governance framework for the Group, identifies and measures financial risks and suggests mitigating actions. The Company’s Board of Directors, supported by its Finance Committee, approves the financial risk management framework and oversees its enforcement.
MARKET RISK
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises interest rate risk and foreign currency risk.
INTEREST RATE RISK
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations. The Company manages its interest rate risk exposure through a portfolio of fixed and variable rate borrowings and hedging activities.
As of December 31, 2018, after taking into account the effect of interest rate swaps, approximately 91% of the Company’s borrowings are at a fixed rate of interest (2017: 80%).
The Group is exposed to possible changes in interest rates on variable interest loans and borrowings, partially mitigated through related derivative financial instruments, cash and cash equivalents and current deposits. With all other variables held constant, the Company’s profit before tax is affected through changes in the floating rate of borrowings while the Company’s equity is affected through the impact of a parallel shift of the yield curve on the fair value of hedging derivatives. An increase or decrease of 100 basis points in interest rates would have an immaterial impact on the Company’s income statement and other comprehensive income.
FOREIGN CURRENCY RISK
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the debt denominated in currencies other than the functional currency of the relevant entity, the Company’s operating activities (predominantly capital expenditures at subsidiary level denominated in a different currency from the subsidiary’s functional currency) and the Company’s net investments in foreign subsidiaries.
The Company manages its foreign currency risk by selectively hedging committed exposures.
The Company hedges part of its exposure to fluctuations on the translation into U.S. dollars of its foreign operations by holding the borrowings in foreign currencies or by foreign exchange swaps and forwards. During the periods covered by these financial statements, the Company used cross currency interest rate swaps and foreign exchange forwards to mitigate foreign currency translation risk related to the Company’s net investments in the Italy Joint Venture and PJSC VimpelCom.
Foreign currency sensitivity
The following table demonstrates the sensitivity to a possible change in exchange rates against the US dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives) and equity (due to application of hedge accounting or existence of quasi equity loans). The Company’s exposure to foreign currency changes for all other currencies is not material.

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Change in foreign exchange rate against US$	10% depreciation	10% appreciation	10% depreciation	10% appreciation

2018
Euro	(2)	3	—	—
Russian Ruble	(32)	35	70	(77)
Bangladeshi Taka	(76)	83	—	—
Pakistani Rupee	(19)	20	—	—
Georgian Lari	(34)	37	—	—
Other currencies	—	—	—	—

2017
Euro	(18)	20	132	(145)
Russian Ruble	44	(48)	—	—
Bangladeshi Taka	(69)	76	—	—
Pakistani Rupee	(27)	30	—	—
Georgian Lari	(32)	35	—	—
Other currencies	(11)	12	—	—

CREDIT RISK
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily from trade receivables), and from its treasury activities, including deposits with banks and financial institutions, derivative financial instruments and other financial instruments. See Note 17 for further information on restrictions on cash balances.
Trade receivables consist of amounts due from customers for airtime usage and amounts due from dealers and customers for equipment sales. VEON’s credit risk arising from the services the Company provides to customers is mitigated to a large extent due to the majority of its active customers being subscribed to a prepaid service as of December 31, 2018 and 2017, and accordingly not giving rise to credit risk. For postpaid services, in certain circumstances, VEON requires deposits as collateral for airtime usage. Equipment sales are typically paid in advance of delivery, except for equipment sold to dealers on credit terms.
VEON’s credit risk arising from its trade receivables from dealers is mitigated due to the risk being spread across a large number of dealers. Management periodically reviews the history of payments and credit worthiness of the dealers. The Company also has receivables from other local and international operators from interconnect and roaming services provided to their customers, as well as receivables from customers using fixed-line services, such as business services, wholesale services and services to residents. Receivables from other operators for roaming services are settled through clearing houses, which helps to mitigate credit risk in this regard.
VEON holds available cash in bank accounts, as well as other financial assets with financial institutions in countries where it operates. To manage credit risk associated with such asset holdings, VEON allocates its available cash to a variety of local banks and local affiliates of international banks within the limits set forth by its treasury policy. Management periodically reviews the creditworthiness of the banks with which it holds assets. In respect of financial instruments used by the Company’s treasury function, the aggregate credit risk the Group may have with one counterparty is managed by reference to, amongst others, the long-term credit ratings assigned for that counterparty by Moody’s, Fitch Ratings and Standard & Poor’s and CDS spreads of that counterparty. Counterparty credit limits are reviewed and approved by the Company’s CFO. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure.
Value Added Tax (“VAT”) is recoverable from tax authorities by offsetting it against VAT payable to the tax authorities on VEON’s revenue or direct cash receipts from the tax authorities. Management periodically reviews the recoverability of the balance of input value added tax and believes it is fully recoverable.
VEON issues advances to a variety of its vendors of property and equipment for its network development. The contractual arrangements with the most significant vendors provide for equipment financing in respect of certain deliveries of equipment. VEON periodically reviews the financial position of vendors and their compliance with the contract terms.
The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2018 and 2017 is the carrying amount as illustrated in Note 7, Note 16 and Note 17.

LIQUIDITY RISK
The Company monitors its risk to a shortage of funds using a recurring liquidity planning tool. The Company’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, bank loans, debentures, preference shares and lease arrangements. The Company’s policy is to create a balanced debt maturity profile. As of December 31, 2018, 17% of the Company’s debt (2017: 10%) will mature in less than one year based on the carrying value of bank loans, bonds and other borrowings reflected in the financial statements. The Company assessed the concentration of risk with respect to refinancing its debt and concluded it to be low based on liquidity in the markets the Company has access to, and recent history of refinancing. The Company believes that access to sources of funding is sufficiently available and the Company’s policy is to diversify the funding sources where possible.
Available facilities
The Company had the following available facilities as of balance sheet date for the years indicated below:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2018
VEON Holdings B.V. – Revolving Credit Facility	Feb 2022	US$1,688*	—	US$1,688	1,688	—	1,688
Pakistan Mobile Communications Limited - Syndicated Term Loan Facility	Jun 2019	PKR 26,750	PKR 17,000	PKR 9,750	191	122	69
Pakistan Mobile Communications Limited - Term Loan Facility	Jun 2019	PKR 10,000	PKR 5,463	PKR 4,537	72	39	33

* Facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021 and further reduced facility amount of US$1,382 is available until February 2022

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2017
VEON Holdings B.V. – Revolving Credit Facility *	Feb 2021	US$1,688	US$250	US$1,438	1,688	250	1,438
VEON Holdings B.V. – Term Loan Facility	May 2018	RUB 45,000	RUB 30,000	RUB 15,000	781	520	261
Banglalink Digital Communications Ltd. – Syndicated Term Loan Facility	Sep 2018	BDT 29,300	—	BDT 29,300	353	—	353
Pakistan Mobile Communications Limited - Syndicated Term Loan Facility	Jun 2018	PKR 26,750	PKR 17,000	PKR 9,750	242	154	88
Pakistan Mobile Communications Limited - Term Loan Facility	Jun 2018	PKR 10,000	PKR 5,000	PKR 5,000	90	45	45

* Facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021.
Maturity profile
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2018 and 2017, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 16 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
At December 31, 2018
Bank loans and bonds	1,697	3,866	2,642	579	8,784
Derivative financial liabilities
Gross cash inflows	(368)	(54)	—	—	(422)
Gross cash outflows	394	68	—	—	462
Trade and other payables	1,425	—	—	—	1,425
Other financial liabilities	—	62	—	—	62
Warid non-controlling interest put option liability	—	306	—	—	306
Total financial liabilities	3,148	4,248	2,642	579	10,617

Related derivatives financial assets
Gross cash inflows	(300)	(610)	(330)	—	(1,240)
Gross cash outflows	286	634	354	—	1,274
Related derivative financial assets	(14)	24	24	—	34

Total financial liabilities, net of derivative assets	3,134	4,272	2,666	579	10,651

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
At December 31, 2017
Bank loans and bonds	1,862	4,141	4,958	2,774	13,735
Derivative financial liabilities
Gross cash inflows	(37)	(49)	(12)	—	(98)
Gross cash outflows	29	27	51	—	107
Trade and other payables	1,523	—	—	—	1,523
Other financial liabilities	—	62	—	—	62
Warid non-controlling interest put option liability	—	310	—	—	310
Total financial liabilities	3,377	4,491	4,997	2,774	15,639

Related derivatives financial assets
Gross cash inflows	(275)	—	—	—	(275)
Gross cash outflows	270	—	—	—	270
Related derivative financial assets	(5)	—	—	—	(5)

Total financial liabilities, net of derivative assets	3,372	4,491	4,997	2,774	15,634

CAPITAL MANAGEMENT
The primary objective of the Company’s capital management is to ensure that it maintains healthy capital ratios, so as to secure access to debt and capital markets at all times and maximize shareholder value. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. Current credit ratings of the Company support its capital structure objectives. There were no changes made in the Company’s objectives, policies or processes for managing capital during 2018.
VEON is committed to paying a sustainable and progressive dividend. A continuation of this progressive dividend policy is dependent on the evolution of the Group’s equity free cash flow, including development of the U.S. dollar exchange rate against the Company's functional currencies.
The Net Debt to Adjusted EBITDA ratio is an important measure used by the Company to assess its capital structure. Net Debt represents the principal amount of interest-bearing debt less cash and cash equivalents and bank deposits. Adjusted EBITDA is defined as last twelve months earnings before interest, tax, depreciation, amortization and impairment, loss on disposals of non-current assets, other non-operating losses and share of profit / (loss) of joint ventures. For reconciliation of Adjusted EBITDA to Profit / (loss) before tax, refer to Note 2.
Further, this ratio is included as a financial covenant in the credit facilities of the Company. For most of our credit facilities the Net Debt to Adjusted EBITDA ratio is calculated at consolidated level of VEON Ltd. and is “pro-forma” adjusted for acquisitions and divestments of any business bought or sold during the relevant period. Under these credit facilities, the Company is required to maintain the Net Debt to Adjusted EBITDA ratio below 3.5x. The Company has not breached any financial covenants during the periods ended.